Offerings - Offering: 1	Mar. 24, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.00001 per share
Amount Registered | shares	34,500,000
Proposed Maximum Offering Price per Unit	35.71
Maximum Aggregate Offering Price	$ 1,231,995,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 170,138.51
Offering Note	(1) Includes 4,500,000 shares of the Registrant's Class A common stock subject to the underwriters' option to purchase additional shares. (2) Estimated solely for the purpose of determining the amount of the registration fee in accordance with Rule 457(c) under the Securities Act of 1933, as amended. The price per share and aggregate offering price are based on the average of the high and low price of the Registrant's shares of Class A common stock on March 17, 2026, as reported by the New York Stock Exchange.